Stock Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	36 months
Vesting percentage of share awards	25.00%
Stock compensation expense	$ 4,517	$ 36,378	$ 258,128
Number of options, Outstanding, Granted			86,000
Fair value of common stock vested			$ 6,503
Expenses recognized for employee stock purchase plan			9,108
Unrecognized share-based compensation cost	$ 0	$ 0	$ 0
1999 Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for grant	450,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost expected to vest	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost expected to vest	5 years
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding, Granted				3,750
Stock option vest and issued at the date of grant				750